Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Billions	1 Months Ended					12 Months Ended
	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)
Ordinary shares
Net proceeds from the offering, after deducting offerings expenses	¥ 2,689,400	$ 396,900				¥ 2,689,380	$ 378,792	¥ 19,288,423
Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Stock repurchase programme period in force			24 months
ADSs
Ordinary shares
Price per share | $ / shares		$ 26.65
Ordinary shares, issued (in shares)	15,344,000	15,344,000
Net proceeds from the offering, after deducting offerings expenses	¥ 2,689,400	$ 396,900
Shares repurchased						0	0
ADSs | Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Price per share | $ / shares		$ 26.65
Shares authorized to be repurchased value | $			$ 500,000
Treasury stock shares acquired						2,600,000	2,600,000
Treasury stock shares acquired cost method | $							$ 53,600
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, issued (in shares)				28,750,000	28,750,000
Net proceeds from the offering, after deducting offerings expenses								¥ 19,300,000	$ 22.9
Class Z Ordinary Shares | Over-allotment option [Member]
Ordinary shares
Ordinary shares, issued (in shares)				3,750,000	3,750,000
Net proceeds from the offering, after deducting offerings expenses				¥ 19,300,000	$ 22.9